UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     February 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $481,367 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      187    25000 SH       SOLE                    25000        0        0
BED BATH & BEYOND INC          COM              075896100    37818   979500 SH       SOLE                   979500        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    23541 26157000 PRN      SOLE                 26157000        0        0
CARDINAL HEALTH INC            COM              14149Y108    25478   790247 SH       SOLE                   790247        0        0
CAREFUSION CORP                COM              14170T101     9833   393149 SH       SOLE                   393149        0        0
CHEVRON CORP NEW               COM              166764100      370     4800 SH       SOLE                     4800        0        0
CLOROX CO DEL                  COM              189054109    39863   653488 SH       SOLE                   653488        0        0
COMCAST CORP NEW               CL A             20030N101    19967  1184275 SH       SOLE                  1184275        0        0
FASTENAL CO                    COM              311900104    10502   252218 SH       SOLE                   252218        0        0
MICROSOFT CORP                 COM              594918104    63412  2080434 SH       SOLE                  2080434        0        0
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1      690   750000 PRN      SOLE                   750000        0        0
NIKE INC                       CL B             654106103    56849   860442 SH       SOLE                   860442        0        0
PAYCHEX INC                    COM              704326107    64381  2101206 SH       SOLE                  2101206        0        0
PROGRESSIVE CORP OHIO          COM              743315103    54496  3029252 SH       SOLE                  3029252        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    15354   267629 SH       SOLE                   267629        0        0
US BANCORP DEL                 COM NEW          902973304      221     9834 SH       SOLE                     9834        0        0
WATERS CORP                    COM              941848103    22386   361297 SH       SOLE                   361297        0        0
WELLS FARGO & CO NEW           COM              949746101    36019  1334548 SH       SOLE                  1334548        0        0